Segments (Tables)	12 Months Ended
Jan. 31, 2015
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information
Information for the Company's segments, as well as for Corporate and support, including the reconciliation to income from continuing operations before income taxes, is provided in the following table:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Corporate and support	Consolidated
Fiscal Year Ended January 31, 2015
Net sales	$288,049	$136,160	$58,020	$—	$482,229
Operating income (loss)	21,336	6,171	1,976	(2,336)	27,147
Interest expense, net					(2,348)
Income from continuing operations before income taxes					$24,799
Total assets	101,381	80,505	13,995	7,825	$203,706
Depreciation and amortization	2,665	2,665	473	3,370	9,173
Capital expenditures	6,286	3,936	753	1,199	12,174

Fiscal Year Ended January 31, 2014
Net sales	$279,406	$136,513	$57,157	$—	$473,076
Operating income (loss)	21,787	5,153	1,843	(1,911)	26,872
Interest expense, net					(2,216)
Income from continuing operations before income taxes					$24,656
Total assets	$98,745	$85,370	$14,053	$6,583	$204,751
Depreciation and amortization	2,640	2,658	437	3,135	8,870
Capital expenditures	6,378	4,463	1,071	1,203	13,115

Fiscal Year Ended January 31, 2013
Net sales	$274,433	$134,748	$56,423	$—	$465,604
Operating income (loss)	21,103	6,365	1,859	(1,602)	27,725
Interest expense, net					(2,063)
Income from continuing operations before income taxes					$25,662
Total assets	$96,234	$85,695	$13,479	$7,697	$203,105
Depreciation and amortization	2,644	2,605	410	2,819	8,478
Capital expenditures	5,994	4,640	868	1,396	12,898

Segment revenues and long-lived assets
Total revenues, consisting of net sales and membership and other income, and long-lived assets, consisting primarily of property and equipment, net, aggregated by the Company's U.S. and non-U.S. operations for fiscal 2015, 2014 and 2013, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Total revenues
U.S. operations	$348,227	$338,681	$332,788
Non-U.S. operations	137,424	137,613	135,863
Total revenues	$485,651	$476,294	$468,651

Long-lived assets
U.S. operations	$80,879	$79,644	$77,692
Non-U.S. operations	35,776	38,263	38,989
Total long-lived assets	$116,655	$117,907	$116,681